Income Taxes - Summary of Income Tax Examinations (Details)	12 Months Ended
Dec. 31, 2024
SWITZERLAND
Tax years subject to examination	2023 - 2024
USA
Tax years subject to examination	2024
France
Tax years subject to examination	2021 - 2024
Spain
Tax years subject to examination	2021 - 2024
Japan
Tax years subject to examination	2024
Taiwan
Tax years subject to examination	2024
India
Tax years subject to examination	2024
Germany
Tax years subject to examination	2024
UK
Tax years subject to examination	2020 - 2024
Saudi Arabia
Tax years subject to examination	2024
Vietnam
Tax years subject to examination	2024
Gibraltar
Tax years subject to examination	2024